Recoverable taxes, fees and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	R$ 1,853,456	R$ 1,818,306
Current portion	(946,103)	(943,767)
Non-current portion	907,353	874,539
ICMS [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	1,235,119	1,372,681
PIS And COFINS [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	330,019	164,508
IRRF Withholding Income Tax On Interest Earning Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	93,008	81,445
Other [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	R$ 195,310	R$ 199,672